Segment Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 927,664	$ 510,604
Cost of sales	(414,506)	(314,759)
Depreciation and depletion	(52,931)	(34,150)
Social contributions	(27,446)	(14,433)
Income from mining operations	432,781	147,262
Gain (loss) on financial instruments	(76,808)	(16,167)
Finance income	12,600	6,894
Finance costs	(40,691)	(40,957)
Income taxes	(127,725)	(56,039)
Segment net income (loss)	79,366	23,291
Capital expenditures	244,749	191,124
Non-current assets	1,970,318	1,643,721
Total assets	2,506,980	1,994,504
Total liabilities	(1,060,920)	(911,397)
Employee benefits costs	67,400	65,500
Corporate and Other
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and depletion	(649)	(612)
Social contributions	0	0
Income from mining operations	(649)	(612)
Gain (loss) on financial instruments	(76,808)	(16,167)
Finance income	10,520	4,836
Finance costs	(36,798)	(38,264)
Income taxes	(413)	503
Segment net income (loss)	(134,412)	(78,651)
Capital expenditures	0	2,294
Non-current assets	96,041	78,773
Total assets	468,754	271,235
Total liabilities	(525,820)	(537,216)
Segovia | Operating segments
Disclosure of operating segments [line items]
Revenue	830,919	455,078
Cost of sales	(339,616)	(254,879)
Depreciation and depletion	(48,003)	(30,501)
Social contributions	(26,193)	(12,766)
Income from mining operations	417,107	156,932
Gain (loss) on financial instruments	0	0
Finance income	972	766
Finance costs	(2,198)	(2,264)
Income taxes	(122,872)	(56,348)
Segment net income (loss)	222,561	111,562
Capital expenditures	82,915	87,935
Non-current assets	337,020	262,750
Total assets	456,051	338,570
Total liabilities	(191,802)	(98,826)
Marmato | Operating segments
Disclosure of operating segments [line items]
Revenue	96,745	55,526
Cost of sales	(74,890)	(59,880)
Depreciation and depletion	(4,279)	(3,037)
Social contributions	(1,253)	(1,667)
Income from mining operations	16,323	(9,058)
Gain (loss) on financial instruments	0	0
Finance income	1,108	1,292
Finance costs	(753)	(251)
Income taxes	(4,644)	83
Segment net income (loss)	(4,720)	(5,518)
Capital expenditures	133,513	82,512
Non-current assets	563,455	357,099
Total assets	604,401	436,730
Total liabilities	(263,834)	(179,178)
Toroparu | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and depletion	0	0
Social contributions	0	0
Income from mining operations	0	0
Gain (loss) on financial instruments	0	0
Finance income	0	0
Finance costs	(9)	(51)
Income taxes	0	0
Segment net income (loss)	(138)	0
Capital expenditures	11,549	10,262
Non-current assets	366,028	354,497
Total assets	367,130	355,865
Total liabilities	(84,938)	(84,761)
Soto Norte | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and depletion	0	0
Social contributions	0	0
Income from mining operations	0	0
Gain (loss) on financial instruments	0	0
Finance income	0	0
Finance costs	(933)	(127)
Income taxes	204	(277)
Segment net income (loss)	(3,925)	(4,102)
Capital expenditures	16,772	8,121
Non-current assets	607,774	590,602
Total assets	610,644	592,104
Total liabilities	$ 5,474	$ (11,416)